Note 17 - Voyage Expenses and Vessel Operating Expenses - Voyage Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Port expenses	$ 2,546,926	$ 3,306,157	$ 3,960,574
Bunkers	6,668,126	6,117,326	8,566,490
Commissions	4,584,612	4,259,812	4,112,177
Other voyage expenses	1,916,873	1,706,970	936,297
Total	$ 15,716,537	$ 15,390,265	$ 17,575,538